RECEIVABLES (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Unpaid Principal Balance
Period considered for average recorded investment	13 months	13 months
Interest Income Recognized
Delinquency period of accounts considered for recognition of income	120 days	120 days
Minimum account delinquency period for an account to be classified as past due	30 days	30 days
United States
Interest Income Recognized
Receivables on nonaccrual status	68,135	56,771
Canada
Interest Income Recognized
Receivables on nonaccrual status	15,648	3,769
Retail | United States
Interest Income Recognized
Receivables on nonaccrual status	22,512	29,239
Retail | Canada
Interest Income Recognized
Receivables on nonaccrual status	280	918
Wholesale | United States
Interest Income Recognized
Receivables on nonaccrual status	45,623	27,532
Wholesale | Canada
Interest Income Recognized
Receivables on nonaccrual status	15,368	2,851
Individually evaluated for impairment | Retail
Recorded Investment
Total	56,791	44,139
Unpaid Principal Balance
Total	55,606	43,207
Related Allowance	12,736	12,946
Average Recorded Investment
Total	55,660	41,360
Interest Income Recognized
Total	2,358	1,646
Individually evaluated for impairment | Retail | United States
Recorded Investment
With no related allowance recorded	23,420	16,640
With an allowance recorded	31,945	26,951
Unpaid Principal Balance
With no related allowance recorded	23,164	16,517
With an allowance recorded	31,029	26,143
Related Allowance	12,607	12,757
Average Recorded Investment
With no related allowance recorded	20,867	10,861
With an allowance recorded	33,308	29,833
Interest Income Recognized
With no related allowance recorded	1,112	390
With an allowance recorded	1,175	1,234
Individually evaluated for impairment | Retail | Canada
Recorded Investment
With no related allowance recorded	960
With an allowance recorded	466	548
Unpaid Principal Balance
With no related allowance recorded	954
With an allowance recorded	459	547
Related Allowance	129	189
Average Recorded Investment
With no related allowance recorded	975
With an allowance recorded	510	666
Interest Income Recognized
With no related allowance recorded	53
With an allowance recorded	18	22
Individually evaluated for impairment | Wholesale
Recorded Investment
Total	72,297	30,555
Unpaid Principal Balance
Total	72,052	30,383
Related Allowance	3,329	3,865
Average Recorded Investment
Total	83,876	33,763
Interest Income Recognized
Total	2,180	979
Individually evaluated for impairment | Wholesale | United States
Recorded Investment
With an allowance recorded	45,868	27,693
Unpaid Principal Balance
With an allowance recorded	45,623	27,532
Related Allowance	2,220	3,442
Average Recorded Investment
With an allowance recorded	45,283	30,263
Interest Income Recognized
With an allowance recorded	920	854
Individually evaluated for impairment | Wholesale | Canada
Recorded Investment
With no related allowance recorded	11,790
With an allowance recorded	14,639	2,862
Unpaid Principal Balance
With no related allowance recorded	11,790
With an allowance recorded	14,639	2,851
Related Allowance	1,109	423
Average Recorded Investment
With no related allowance recorded	21,159
With an allowance recorded	17,434	3,500
Interest Income Recognized
With no related allowance recorded	679
With an allowance recorded	581	125